Authorisation of the Consolidated annual accounts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of authorisation of consolidated annual accounts [abstract]
Explanation of body of authorisation	The ING Group Consolidated financial statements, for the year ended 31 December 2017, were authorised for issue in accordance with a resolution of the Executive Board on 5 March 2018. The Executive Board may decide to amend the financial statements as long as these are not adopted by the General Meeting of Shareholders. The General Meeting of Shareholders may decide not to adopt the financial statements, but may not amend these.